Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 15, 2012 Deutsche Bank Luxembourg - 1st facility	May 15, 2012 Deutsche Bank Luxembourg - 2nd facility	Dec. 31, 2012 6.5% Senior Secured Notes due 2017	Dec. 31, 2011 6.5% Senior Secured Notes due 2017	Dec. 31, 2012 Ocean Rig UDW Inc. Guarantor	Dec. 31, 2011 Ocean Rig UDW Inc. Guarantor Deutsche Bank Luxembourg - 1st facility	Dec. 31, 2011 Ocean Rig UDW Inc. Guarantor Deutsche Bank Luxembourg - 2nd facility	Dec. 31, 2012 Ocean Rig UDW Inc. Guarantor Term bank loan - Nordea Finland Plc.	Dec. 31, 2012 Ocean Rig UDW Inc. Guarantor 6.5% Senior Secured Notes due 2017
Debt Instrument - carrying amount	$ 2,907,500	$ 2,779,167	$ 495,000	$ 495,000	$ 800,000	$ 0		$ 495,000	$ 495,000		$ 800,000
Debt Instrument - face amount					800,000					800,000
Term loans/Credit facilities	$ 1,607,500	$ 2,279,167					$ 1,607,500